Description of Plan - Vesting (Details) - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
After two years of service
Plan Termination
Vesting percentage	20.00%
After three years of service
Plan Termination
Vesting percentage	40.00%
After four years of service
Plan Termination
Vesting percentage	60.00%
After five years of service
Plan Termination
Vesting percentage	80.00%
After six years of service
Plan Termination
Vesting percentage	100.00%